Note Payable - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	1 Months Ended
	Aug. 31, 2021	Sep. 30, 2021
Debt Instrument [Line Items]
Notes payable fair value disclosure		$ 14.6
Unsecured Promissory Note [Member] | Amendment to Private Investment in Public Equity Subscription Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument face amount	$ 15.0
Number of shares issued on conversion of debt	1.5
Debt instrument term	1 year